Convertible Note Payable (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total convertible note payable	$ 564,010	$ 288,000	$ 86,500
Less unamortized debt discounts: Discount on beneficial conversion feature	316,621	210,230	32,137
Less unamortized debt discounts: Original issue discount	$ 21,082	$ 13,164	6,511
Discount on warrants			32,973
Loan origination discounts	$ 47,939
Convertible note payable	178,368	$ 64,606	14,879
Less: current portion	$ 178,368	$ 64,606	$ 14,879
Convertible note payable, less current portion
On December 28, 2015 Unsecured loan [Member]
Total convertible note payable	$ 157,500	$ 157,500
On December 15, 2015 Unsecured loan [Member]
Total convertible note payable		27,500
On September 21, 2015 Unsecured loan [Member]
Total convertible note payable		48,000
On September 2, 2015 Unsecured loan [Member]
Total convertible note payable		$ 55,000
On February 24, 2015 Unsecured loan [Member]
Total convertible note payable
On January 30, 2015 Unsecured loan [Member]
Total convertible note payable
On November 25, 2014 Unsecured loan [Member]
Total convertible note payable			$ 86,500
On March 11, 2016 Unsecured loan [Member]
Total convertible note payable	$ 105,000
On March 07, 2016 Unsecured loan [Member]
Total convertible note payable	78,750
On February 24, 2016 Unsecured loan [Member]
Total convertible note payable	78,750
On January 8, 2016 Unsecured loan [Member]
Total convertible note payable	131,250
On September 2, 2015 Unsecured Loan [Member]
Total convertible note payable	$ 12,760